Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2016
Registrant Name	DREYFUS LAUREL FUNDS TRUST
Central Index Key	0000053808
Amendment Flag	false
Document Creation Date	Apr. 13, 2017
Document Effective Date	May 01, 2017
Prospectus Date	Apr. 14, 2017
Class A, C, I, Y Prospectus | Dreyfus Equity Income Fund | Class A
Prospectus:
Trading Symbol	DQIAX
Class A, C, I, Y Prospectus | Dreyfus Equity Income Fund | Class C
Prospectus:
Trading Symbol	DQICX
Class A, C, I, Y Prospectus | Dreyfus Equity Income Fund | Class I
Prospectus:
Trading Symbol	DQIRX
Class A, C, I, Y Prospectus | Dreyfus Equity Income Fund | Class Y
Prospectus:
Trading Symbol	DQIYX